Preferred and Common Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended			4 Months Ended	6 Months Ended		7 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Jan. 17, 2017	Feb. 28, 2018	Jun. 30, 2018	Jun. 30, 2017	Mar. 30, 2011	May 08, 2017	Jun. 30, 2018	Jun. 30, 2017	Aug. 08, 2017	Oct. 02, 2017	Oct. 31, 2013	Dec. 31, 2017
Preferred Stock
Preferred stock shares authorized			10,000,000				10,000,000					10,000,000
Preferred stock - par value			$ 0.0001				$ 0.0001					$ 0.0001
Share Based Compensation
Stock based compensation							$ 541	$ 0
Common Stock
Common stock shares authorized			250,000,000				250,000,000					250,000,000
Common stock - par value			$ 0.0001				$ 0.0001					$ 0.0001
Amount paid upon redemption							$ 0	$ 1,750
Acquisition of treasury stock, cost							$ 5,556
Common stock shares issued			145,244,205				145,244,205					152,107,905
Common stock shares outstanding			145,244,205				145,244,205					152,107,905
Common Stock
Shares redeemed								175,000
Common Stock
Acquisition of treasury stock, shares							6,863,700
Acquisition of treasury stock, cost							$ 1
Common Stock | Share Repurchase Program
Share Based Compensation
Stock options - expiration term		2 years
Common Stock
Stock repurchase program, Authorized amount		$ 25,000
Acquisition of treasury stock, shares							6,863,700
Cancellation of shares							6,863,700
Acquisition of treasury stock, cost							$ 5,556
Common Stock | Exchange Agreement, Navios Holdings
Conversion of Stock, Shares converted					7,676,000
Series C Convertible Preferred Stock
Preferred Stock
Preferred stock shares issued			1,000				1,000					1,000
Preferred stock shares outstanding			1,000				1,000					1,000
Puttable Common Stock
Shares redeemed	100,000					75,000			50,000	25,000
Common Stock
Amount paid upon redemption	$ 1,000					$ 750			$ 500	$ 250
Restricted Stock
Share Based Compensation
Stock options - exercise price			$ 1.18				$ 1.18
Restricted stock grant date fair value, total amount			$ 2,094				$ 2,094
Restricted stock exercised							0
Restricted stock forfeited							0
Restricted stock expired							0
Restricted Stock | Directors and/or officers
Share Based Compensation
Stock based compensation - restricted shares issued												1,774,915
Stock options - exercise price			$ 1.18				$ 1.18
Vesting period							4 years
Stock based compensation			$ 272	$ 0			$ 541	$ 0
Compensation cost relating to service conditions of non-vested restricted stock			$ 1,497				$ 1,497
Restricted stock weighted average period of recognition							3 years 6 months
Restricted shares non-vested			1,774,915				1,774,915
Employee Stock Option
Share Based Compensation
Stock based compensation - stock option issued											1,500,000
Vesting period											3 years
Stock options weighted average period of recognition							5 years 2 months 16 days